Loans and Borrowings - Summary of Loans and Borrowings - Additional Information (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) item	Mar. 31, 2021 USD ($) item
Debt Disclosure [Abstract]
Interest expense | $	$ 311,679	$ 252,055	$ 786,311	$ 756,888	$ 1,000,000	$ 293,250
Number of covenants to be met for loans and borrowings outstanding | item					0	0